Concentration of Risks - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Customer	Dec. 31, 2017 USD ($) Customer	Dec. 31, 2016 Customer	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Concentration Risk [Line Items]
Depreciation of RMB against US$	5.00%	(5.80%)	6.80%
Customer Concentration Risk
Concentration Risk [Line Items]
Number of customers who contributed more than 3% of Company's revenue	0	0	0
Cabinet and Bandwidth Supply | Supplier Concentration Risk
Concentration Risk [Line Items]
Concentration of risk, percentage	19.00%	21.00%	19.00%
Bandwidth and Cabinet Resources | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration of risk, percentage	4.00%	2.00%	4.00%
Bandwidth and Cabinet Resources | Customer Concentration Risk | Largest single customer | Maximum
Concentration Risk [Line Items]
Concentration of risk, percentage	12.00%
PRC | Credit Concentration Risk
Concentration Risk [Line Items]
Cash and cash equivalents, restricted cash and short-term investments, held at major institutions	$ 164,583			¥ 1,131,588	¥ 640,001
Outside the PRC | Credit Concentration Risk
Concentration Risk [Line Items]
Cash and cash equivalents, restricted cash and short-term investments, held at major institutions	$ 258,083	$ 323,434		¥ 1,774,447